Schedule of Reverse Recapitalization (Details) - shares			1 Months Ended				12 Months Ended
	Dec. 23, 2025	Oct. 22, 2025	Aug. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exercise of stock options, shares		8,048,770					6,772
Consilium Frontier Equity Fund LP [Member]
Issuance of common stock upon cashless exercise of stock option, shares		3,320,241
Fusemachines Inc [Member]
Converted into common stock		5,950,673
Issuance of common stock upon cashless exercise of stock option, shares		7,967,237					45,000
Common Class A [Member] | CSLM Acquisition Corp [Member]
Conversion of stock		1,976,050
Converted into common stock		901,955
Class A & Class B Common Stock [Member] | CSLM Acquisition Corp [Member]
Converted into common stock		4,743,749
IPO [Member]
Issuance of common stock upon cashless exercise of stock option, shares		18,975,000
IPO [Member] | CSLM Acquisition Corp [Member]
Exercise of stock options, shares		1,897,486
PIPE Financing [Member]
Issuance of common stock upon cashless exercise of stock option, shares		1,184,000
Common Stock [Member]
Conversion of stock							1,976,050
Converted into common stock		1,897,486
Exercise of stock options, shares			745,896					17,205
Issuance of common stock upon cashless exercise of stock option, shares	588,235	408,639	666,662	7,500	7,500	7,500	745,896
Total shares of Fusemachines Inc. common stock issued to CSLM security holders							12,456,071
Total shares of Fusemachines Inc. common stock outstanding immediately after the Merger							28,938,266	7,264,192	6,067,341
Common Stock [Member] | Consilium Frontier Equity Fund LP [Member]
Total shares of Fusemachines Inc. common stock issued to CSLM security holders		12,456,071
Common Stock [Member] | Fusemachines Inc [Member]
Total shares of Fusemachines Inc. common stock outstanding immediately after the Merger		28,350,031
Common Stock [Member] | 3rd Amended and Restated Promissory Note [Member]
Conversion of stock		408,639